Share-Based Payments - Summary of Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
2019 Plan
Weighted average grant date fair value
Awarded and unvested, beginning balance	$ 1.68
Granted		$ 1.73
Vested	1.56
Forfeited	1.87
Awarded and unvested, ending balance	1.68	$ 1.68
Expected to vest, ending balance	$ 1.68
2019 Plan | ESOP Holdco Class B Shares
Number of Options/ISUs
Awarded and unvested, beginning balance	9,843,125
Vested	(398,553)
Forfeited	(112,000)
Awarded and unvested, ending balance	9,332,572	9,843,125
Expected to vest, ending balance	9,332,572
ISUs
Number of Options/ISUs
Awarded and unvested, beginning balance	385,517
Granted	18,658
Vested	(169,361)
Forfeited	(22,385)
Awarded and unvested, ending balance	212,429	385,517
Expected to vest, ending balance	212,429
Weighted average grant date fair value
Awarded and unvested, beginning balance	$ 74.78
Granted	79.32
Vested	48.02
Forfeited	124.89
Awarded and unvested, ending balance	91.23	$ 74.78
Expected to vest, ending balance	$ 91.23